Eric Geffre <eric.geffre@workiva.com> ACCEPTED FORM TYPE XXXXXXXXXX (000162828015007717) 1 message edgarpostmaster@sec.gov <edgarpostmaster@sec.gov> Fri? Oct 16? 2015 at ??05 PM To? mark.mat? iase? @g? gge? ? eimpart? ers.com? craig.weiss@workiva.com? eric.geffre@workiva.com T?E FO??O??? G ? ??M?? ? ?O?  ?A?  ?EE?  ACCEPTED ?Y T?E ?.? . ? EC?R?T?E?  A? D EXC?A? GE COMM?? ? ?O? . ??? TE? T F??? G ??? ? OT A?  OFF?C?A? F??? G ??? TE? T F??? G ??? COMPA? Y?       C? a?more E?c? a? geTraded F? ? d Tr? st FORM TYPE?     XXXXXXXXXX           ? ?M?ER OF DOC?ME? T? ? ? RECE??ED DATE? 16Oct2015 17?05    ACCEPTED DATE?       16Oct2015 17?05 TE? T F??? G?   YE?                   CO? F?RM?? G COPY?     ? O ACCE? ? ?O?  ? ?M?ER? 000162828015007717 F?E ? ?M?ER(? )?    1. ???1??551    2. 81121?06 T?E PA? ? ? ORD FOR ?OG??  C? 0001628280 ? ?? EXP?RE ?0Dec2015 12?16. P?EA? E REFER TO T?E ACCE? ? ?O?  ? ?M?ER ??? TED A?O?E FOR F?T?RE ?? ? ??R?E? . REG?? TRA? T(? )?    1. C??        0001?6?08?       COMPA? Y?    C? a?more E?c? a? geTraded F? ? d Tr? st       FORM TYPE?  XXXXXXXXXX       F?E ? ?M?ER(? )?          1. ???1??551          2. 81121?06 ? ER?E?  A? D C?A? ? E?  (CO? TRACT? ) ? ?MMARY? ? E?  ? ER?E?  A? D A? ? OC?ATED ? E?  C?A? ? E?  (CO? TRACT? )?

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